STATEMENT OF COMPLIANCE, ACCOUNTING POLICIES AND COMPARATIVE NUMBERS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
STATEMENT OF COMPLIANCE, ACCOUNTING POLICIES AND COMPARATIVE NUMBERS
Day one loss on convertible notes	$ 36,021,000	$ 0